UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

HPA Depositor LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2016 to March 31, 2016

Date of Report (Date of earliest event reported)  May 10, 2016

Commission File Number of securitizer: 025-02488

 Central Index Key Number of securitizer: 0001660817

Sharon Park, Senior Vice President, (312) 780-1632

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

[ ]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: ______________________

Central Index Key Number of issuing entity (if applicable):  ______________________
Central Index Key Number of underwriter (if applicable): ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

HPA Depositor LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  Home Partners of America 2016-1 Trust Single-Family Rental Pass-Through Certificates

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 10, 2016

HPA DEPOSITOR LLC (Depositor)

By:	/s/ Sharon Park
Name: Sharon Park
Title: Senior Vice President